JPMorgan SmartRetirement® Blend 2025 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.3%
Fixed Income — 16.4%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	27,253	195,403
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,102	31,686
JPMorgan High Yield Fund Class R6 Shares (a)	14,627	94,049
Total Fixed Income		321,138
International Equity — 2.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,556	40,548
U.S. Equity — 23.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,927	467,145
Total Investment Companies (Cost $632,246)		828,831
Exchange-Traded Funds — 28.3%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	198	17,505
Fixed Income — 9.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,702	78,088
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	508	23,451
JPMorgan Inflation Managed Bond ETF (a)	1,666	78,070
Total Fixed Income		179,609
International Equity — 13.3%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	801	40,411
JPMorgan BetaBuilders International Equity ETF (a)	3,653	219,659
Total International Equity		260,070
U.S. Equity — 4.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	679	62,791
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	540	33,953
Total U.S. Equity		96,744
Total Exchange-Traded Funds (Cost $479,235)		553,928
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 7.5%
U.S. Treasury Bonds
1.13%, 5/15/2040	2,232	1,395
1.13%, 8/15/2040	10,449	6,468
3.38%, 8/15/2042	5,050	4,362
3.13%, 2/15/2043	940	779
3.88%, 2/15/2043	12,180	11,259
3.88%, 5/15/2043	325	300
1.38%, 8/15/2050	14,080	7,435
1.63%, 11/15/2050	1,836	1,037
3.00%, 8/15/2052	10,880	8,451
U.S. Treasury Notes
4.13%, 1/31/2025	573	569

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.00%, 12/15/2025 (b)	335	331
4.00%, 2/15/2026	19,970	19,722
0.63%, 12/31/2027	2,720	2,374
3.63%, 3/31/2028	9,505	9,266
1.25%, 4/30/2028	2,990	2,651
1.00%, 7/31/2028	28,900	25,181
2.88%, 4/30/2029	4,495	4,216
3.25%, 6/30/2029	575	548
3.13%, 8/31/2029	5,401	5,113
3.88%, 9/30/2029	1,470	1,444
3.50%, 1/31/2030	3,830	3,686
3.63%, 3/31/2030	1,050	1,016
4.88%, 10/31/2030	4,000	4,145
2.88%, 5/15/2032	3,230	2,933
2.75%, 8/15/2032	3,956	3,548
3.50%, 2/15/2033	4,160	3,940
3.88%, 8/15/2033	12,495	12,163
U.S. Treasury STRIPS Bonds
1.18%, 5/15/2027 (c)	2,780	2,423
4.81%, 11/15/2040 (c)	1,040	485
4.83%, 2/15/2041 (c)	665	306
Total U.S. Treasury Obligations (Cost $157,471)		147,546
Mortgage-Backed Securities — 6.8%
FHLMC Gold Pools, Other
Pool # WA4424, 4.40%, 12/1/2027	1,265	1,244
Pool # WN1157, 1.80%, 11/1/2028	985	865
Pool # WA1626, 3.45%, 8/1/2032	1,171	1,073
Pool # WN3225, 3.80%, 10/1/2034	750	690
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	531	489
Pool # QB1397, 2.50%, 7/1/2050	78	64
Pool # QB4026, 2.50%, 10/1/2050	1,681	1,419
Pool # QB4045, 2.50%, 10/1/2050	1,083	909
Pool # QB4484, 2.50%, 10/1/2050	685	577
Pool # QB4542, 2.50%, 10/1/2050	689	580
Pool # RA4224, 3.00%, 11/1/2050	274	238
Pool # QB8503, 2.50%, 2/1/2051	786	653
Pool # QC9443, 2.50%, 10/1/2051	673	562
Pool # QD4686, 4.00%, 1/1/2052	449	416
Pool # QE1637, 4.00%, 5/1/2052	281	266
Pool # QE1832, 4.50%, 5/1/2052	346	336
Pool # QH9763, 6.00%, 1/1/2054	472	477
Pool # QH9845, 6.00%, 2/1/2054	1,763	1,786
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	806	813
Pool # FM3118, 3.00%, 5/1/2050	446	391
Pool # BP9250, 2.50%, 7/1/2050	1,317	1,104

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ2894, 3.00%, 9/1/2050	1,020	893
Pool # BQ3996, 2.50%, 10/1/2050	666	558
Pool # BQ5243, 3.50%, 10/1/2050	381	346
Pool # CA7398, 3.50%, 10/1/2050	904	822
Pool # BR4318, 3.00%, 1/1/2051	141	123
Pool # CA8637, 4.00%, 1/1/2051	1,689	1,596
Pool # CB0189, 3.00%, 4/1/2051	318	276
Pool # CB0458, 2.50%, 5/1/2051	496	413
Pool # FM7916, 2.50%, 6/1/2051	428	357
Pool # FM7957, 2.50%, 7/1/2051	2,948	2,465
Pool # CB1301, 2.50%, 8/1/2051	761	634
Pool # FM8247, 2.50%, 8/1/2051	426	356
Pool # FS6514, 2.50%, 9/1/2051	450	376
Pool # CB2313, 2.50%, 12/1/2051	473	394
Pool # FS2559, 3.00%, 12/1/2051	1,438	1,247
Pool # CB2637, 2.50%, 1/1/2052	883	734
Pool # BU3079, 3.00%, 1/1/2052	466	403
Pool # CB2670, 3.00%, 1/1/2052	818	704
Pool # BV4831, 3.00%, 2/1/2052	441	379
Pool # BV0295, 3.50%, 2/1/2052	1,074	979
Pool # BV3950, 4.00%, 2/1/2052	510	475
Pool # BV6743, 4.50%, 5/1/2052	376	363
Pool # BY4714, 5.00%, 6/1/2053	985	961
Pool # BY4761, 5.00%, 6/1/2053	372	363
Pool # DA7753, 5.50%, 1/1/2054	500	498
Pool # DA0425, 6.00%, 2/1/2054	744	756
Pool # DA7754, 6.00%, 2/1/2054	1,783	1,806
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	628	631
Pool # AM3010, 5.07%, 3/1/2028	542	546
Pool # BL8639, 1.09%, 4/1/2028	762	664
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,489
Pool # AM5319, 4.34%, 1/1/2029	486	477
Pool # BS8149, 4.97%, 9/1/2029	900	909
Pool # BL4956, 2.41%, 11/1/2029	1,248	1,115
Pool # BS0448, 1.27%, 12/1/2029	1,051	872
Pool # BL9748, 1.60%, 12/1/2029	439	374
Pool # AN7593, 2.99%, 12/1/2029	322	295
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,887
Pool # BL9252, 1.37%, 3/1/2030	382	319
Pool # AN8285, 3.11%, 3/1/2030	329	303
Pool # BS0154, 1.28%, 4/1/2030	260	215
Pool # AM8544, 3.08%, 4/1/2030	138	127
Pool # AN8990, 3.53%, 4/1/2030	465	437
Pool # BS7168, 4.57%, 6/1/2030	684	680
Pool # BL9251, 1.45%, 10/1/2030	831	687
Pool # AM4789, 4.18%, 11/1/2030	249	242
Pool # BL9891, 1.37%, 12/1/2030	587	481

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS0025, 1.38%, 12/1/2030	1,114	922
Pool # BL9494, 1.46%, 12/1/2030	265	216
Pool # BS8442, 4.74%, 4/1/2031	1,073	1,075
Pool # BS2915, 1.87%, 5/1/2031	210	175
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,647
Pool # BS7437, 5.04%, 8/1/2031	870	884
Pool # BS4563, 2.01%, 1/1/2032	255	212
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,008
Pool # BM6898, 2.15%, 2/1/2032 (d)	556	466
Pool # BS4654, 2.39%, 3/1/2032	866	741
Pool # BL5680, 2.44%, 3/1/2032	1,295	1,104
Pool # AN5952, 3.01%, 7/1/2032	348	313
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,433
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,513
Pool # BS6095, 4.14%, 7/1/2032	480	461
Pool # BS6345, 3.91%, 8/1/2032	510	480
Pool # BM3226, 3.44%, 10/1/2032 (d)	1,372	1,269
Pool # BS6822, 3.81%, 10/1/2032	980	917
Pool # BS8528, 4.31%, 10/1/2032	1,785	1,730
Pool # BS6872, 4.41%, 10/1/2032	285	278
Pool # BS6926, 4.51%, 10/1/2032	355	351
Pool # BS6928, 4.55%, 10/1/2032	310	304
Pool # BS6954, 4.93%, 10/1/2032	782	792
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,064
Pool # BS7090, 4.45%, 12/1/2032	1,039	1,020
Pool # BS7113, 4.90%, 12/1/2032	295	298
Pool # AN7923, 3.33%, 1/1/2033	640	577
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,190
Pool # BS7398, 4.74%, 2/1/2033	845	843
Pool # BS5357, 3.41%, 3/1/2033	799	720
Pool # AN9067, 3.51%, 5/1/2033	345	315
Pool # BS8416, 4.56%, 5/1/2033	580	573
Pool # BS5511, 3.45%, 8/1/2033	1,068	967
Pool # BS5127, 3.15%, 9/1/2033	615	541
Pool # BL1012, 4.03%, 12/1/2033	335	318
Pool # BL0900, 4.08%, 2/1/2034	190	180
Pool # BZ0430, 4.32%, 2/1/2034	800	775
Pool # BL7124, 1.93%, 6/1/2035	696	550
Pool # AN4430, 3.61%, 1/1/2037	645	602
Pool # BL6060, 2.46%, 4/1/2040	595	424
Pool # BF0230, 5.50%, 1/1/2058	1,401	1,438
Pool # BF0497, 3.00%, 7/1/2060	667	558
Pool # BF0578, 2.50%, 12/1/2061	3,529	2,824
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 4/25/2054 (e)	19,421	16,051
TBA, 5.50%, 4/25/2054 (e)	1,500	1,493
TBA, 6.50%, 4/25/2054 (e)	3,325	3,397

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,017	926
Pool # BR3929, 3.50%, 10/20/2050	516	469
Pool # BW1726, 3.50%, 10/20/2050	621	565
Pool # BS8546, 2.50%, 12/20/2050	1,565	1,305
Pool # BR3928, 3.00%, 12/20/2050	802	719
Pool # BU7538, 3.00%, 12/20/2050	541	485
Pool # 785294, 3.50%, 1/20/2051	1,505	1,351
Pool # CA8452, 3.00%, 2/20/2051	2,174	1,943
Pool # CA9005, 3.00%, 2/20/2051	492	450
Pool # CB1543, 3.00%, 2/20/2051	1,521	1,341
Pool # CA3588, 3.50%, 2/20/2051	1,551	1,410
Pool # CB1536, 3.50%, 2/20/2051	1,677	1,532
Pool # CB1542, 3.00%, 3/20/2051	952	840
Pool # CC0070, 3.00%, 3/20/2051	246	222
Pool # CC8726, 3.00%, 3/20/2051	299	264
Pool # CC8738, 3.00%, 3/20/2051	419	369
Pool # CC8723, 3.50%, 3/20/2051	2,058	1,873
Pool # CC0088, 4.00%, 3/20/2051	85	80
Pool # CC0092, 4.00%, 3/20/2051	201	190
Pool # CC8727, 3.00%, 4/20/2051	525	463
Pool # CC8739, 3.00%, 4/20/2051	1,373	1,210
Pool # CC8740, 3.00%, 4/20/2051	1,138	1,004
Pool # CC8751, 3.00%, 4/20/2051	264	233
Pool # CA3563, 3.50%, 7/20/2051	999	920
Pool # CE2586, 3.50%, 7/20/2051	1,431	1,302
Pool # CK1527, 3.50%, 12/20/2051	1,058	967
Pool # CJ8184, 3.50%, 1/20/2052	1,146	1,042
Pool # CK2716, 3.50%, 2/20/2052	861	772
Pool # CK8295, 5.00%, 3/20/2052	490	479
Pool # MA8200, 4.00%, 8/20/2052	313	293
Pool # CN3127, 5.00%, 8/20/2052	489	481
Pool # CV0172, 6.50%, 7/20/2053	754	791
Pool # CU6748, 6.00%, 9/20/2053	1,024	1,033
Pool # DA2721, 5.50%, 3/20/2054	425	425
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	446	435
Pool # CU1093, 5.50%, 6/20/2063	869	862
Pool # CV6673, 5.50%, 6/20/2063	879	873
Pool # CU1092, 6.00%, 6/20/2063	835	836
Pool # 785183, 2.93%, 10/20/2070 (d)	776	693
Total Mortgage-Backed Securities (Cost $144,912)		133,436
Corporate Bonds — 6.6%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	66	63
2.20%, 2/4/2026	85	80

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
2.70%, 2/1/2027	1,722	1,586
3.45%, 11/1/2028	200	183
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	249
5.40%, 7/31/2033	206	207
Northrop Grumman Corp.
5.15%, 5/1/2040	242	237
3.85%, 4/15/2045	220	177
RTX Corp.
2.25%, 7/1/2030	422	360
5.15%, 2/27/2033	155	155
2.82%, 9/1/2051	385	245
		3,542
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	400	419
Hyundai Capital America 2.38%, 10/15/2027 (f)	835	757
		1,176
Banks — 1.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (f) (g)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (f) (g)	200	203
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (f) (g)	200	209
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (f)	210	212
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (g)	200	182
6.61%, 11/7/2028	600	634
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (g)	592	554
(SOFR + 1.29%), 5.08%, 1/20/2027 (g)	237	236
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (g)	1,407	1,346
(SOFR + 1.58%), 4.38%, 4/27/2028 (g)	305	298
(SOFR + 1.63%), 5.20%, 4/25/2029 (g)	430	430
(SOFR + 1.57%), 5.82%, 9/15/2029 (g)	460	472
(SOFR + 1.33%), 2.97%, 2/4/2033 (g)	675	574
(SOFR + 1.91%), 5.29%, 4/25/2034 (g)	390	389
(SOFR + 1.65%), 5.47%, 1/23/2035 (g)	385	388
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (f) (g)	226	227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (f) (g)	215	197
(SOFR + 1.62%), 5.60%, 3/20/2030 (f) (g)	210	210
Bank of Montreal (Canada) 5.72%, 9/25/2028	280	288
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (f)	250	250
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	273	271
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (f)	225	228
1.60%, 10/4/2026 (f)	365	334

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.79%, 7/13/2028 (f)	200	205
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (g)	200	166
(SOFR + 2.98%), 6.22%, 5/9/2034 (g)	280	289
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (f) (g)	364	318
(SOFR + 1.52%), 5.18%, 1/9/2030 (f) (g)	675	675
(SOFR + 1.59%), 5.50%, 5/20/2030 (f) (g)	285	286
(SOFR + 1.88%), 5.74%, 2/20/2035 (f) (g)	510	514
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (f) (g)	1,017	955
(SOFR + 2.27%), 6.71%, 10/19/2029 (f) (g)	300	314
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (f) (g)	250	251
(SOFR + 1.73%), 3.12%, 10/19/2032 (f) (g)	290	238
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (f) (g)	255	261
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (g)	502	473
(SOFR + 1.36%), 5.17%, 2/13/2030 (g)	940	936
(SOFR + 1.35%), 3.06%, 1/25/2033 (g)	940	799
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (f) (h)	290	211
Credit Agricole SA (France)
4.38%, 3/17/2025 (f)	500	492
(SOFR + 0.89%), 1.25%, 1/26/2027 (f) (g)	657	609
(SOFR + 1.86%), 6.32%, 10/3/2029 (f) (g)	250	259
(SOFR + 1.69%), 5.34%, 1/10/2030 (f) (g)	520	519
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (f) (g)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (f) (g)	200	201
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (f) (g)	335	300
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (f)	200	203
5.25%, 4/26/2029 (f)	529	528
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (g)	416	416
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (g)	1,885	1,685
(SOFR + 3.35%), 7.39%, 11/3/2028 (g)	245	261
(SOFR + 1.29%), 2.21%, 8/17/2029 (g)	205	180
Huntington National Bank (The) 5.65%, 1/10/2030	337	339
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (f)	435	430
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (g)	220	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (g)	255	255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (g)	280	282
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (g)	330	304
3.74%, 3/7/2029	934	888

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (g)	230	211
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (g)	520	531
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (g)	200	205
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (g)	200	196
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (g)	200	197
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (g)	210	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (g)	355	360
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (f)	200	201
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (g)	264	256
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (g)	265	267
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (g)	500	471
(SOFR + 2.75%), 6.83%, 11/21/2026 (g)	635	645
(SOFR + 0.99%), 1.67%, 6/14/2027 (g)	230	210
(SOFR + 2.60%), 6.53%, 1/10/2029 (g)	360	372
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (f)	410	411
Societe Generale SA (France)
4.25%, 4/14/2025 (f)	850	833
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (f) (g)	320	297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (f) (g)	270	247
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (f) (g)	328	327
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (f) (g)	625	514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (f) (g)	214	215
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (f) (g)	200	185
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (f) (g)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (f) (g)	300	308
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	420	428
5.71%, 1/13/2030	420	433
Swedbank AB (Sweden) 6.14%, 9/12/2026 (f)	260	263
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	191
5.52%, 7/17/2028	70	72
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (g)	155	157
(SOFR + 2.45%), 7.16%, 10/30/2029 (g)	205	219
(SOFR + 1.85%), 5.12%, 1/26/2034 (g)	140	135
(SOFR + 1.92%), 5.71%, 1/24/2035 (g)	171	172
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (f) (g)	200	185
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,657
(SOFR + 1.74%), 5.57%, 7/25/2029 (g)	285	288
(SOFR + 1.50%), 5.20%, 1/23/2030 (g)	80	80
(SOFR + 1.99%), 5.56%, 7/25/2034 (g)	95	95

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.78%), 5.50%, 1/23/2035 (g)	110	110
(SOFR + 2.53%), 3.07%, 4/30/2041 (g)	156	117
(SOFR + 2.13%), 4.61%, 4/25/2053 (g)	320	283
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (h)	70	49
3.13%, 11/18/2041 (h)	224	158
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (f)	540	540
		37,436
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	235
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	281
		516
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	300	286
5.05%, 3/15/2034	590	598
4.05%, 11/21/2039	500	445
4.25%, 11/21/2049	240	208
Amgen, Inc.
5.25%, 3/2/2033	255	257
3.00%, 1/15/2052	520	352
Gilead Sciences, Inc. 2.60%, 10/1/2040	288	203
		2,349
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	445
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	215
Capital Markets — 0.4%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (g)	220	232
(SOFR + 1.85%), 6.47%, 10/25/2034 (g)	190	207
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	200
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	293	298
1.25%, 8/7/2026	370	337
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (g)	517	488
(SOFR + 1.22%), 2.31%, 11/16/2027 (g)	388	355
(SOFR + 1.59%), 5.71%, 2/8/2028 (g)	325	325
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,486	1,458
(SOFR + 0.79%), 1.09%, 12/9/2026 (g)	1,295	1,203
(SOFR + 1.11%), 2.64%, 2/24/2028 (g)	528	492
(SOFR + 1.77%), 6.48%, 10/24/2029 (g)	250	263

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (f) (g)	470	436
(SOFR + 1.53%), 2.87%, 1/14/2033 (f) (g)	250	208
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (g)	395	394
(SOFR + 1.59%), 5.16%, 4/20/2029 (g)	355	355
(SOFR + 1.20%), 2.51%, 10/20/2032 (g)	710	587
(SOFR + 1.73%), 5.47%, 1/18/2035 (g)	132	133
(SOFR + 1.49%), 3.22%, 4/22/2042 (g)	245	187
Nasdaq, Inc. 5.55%, 2/15/2034	90	91
UBS Group AG (Switzerland) (SOFRINDX + 0.98%), 1.31%, 2/2/2027 (f) (g)	250	231
		8,480
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	218	218
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	110
		328
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (f)	145	145
6.32%, 12/4/2028 (f)	530	547
		692
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.05%, 2/26/2034	185	187
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	275	278
2.45%, 10/29/2026	1,255	1,165
6.10%, 1/15/2027	290	295
3.00%, 10/29/2028	150	136
5.10%, 1/19/2029	175	174
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (g)	400	399
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (f)	110	107
5.50%, 1/15/2026 (f)	1,075	1,063
2.13%, 2/21/2026 (f)	150	140
4.25%, 4/15/2026 (f)	25	24
2.53%, 11/18/2027 (f)	1,132	1,007
5.75%, 3/1/2029 (f)	191	190
Capital One Financial Corp.
3.80%, 1/31/2028	200	190
(SOFR + 1.91%), 5.70%, 2/1/2030 (g)	180	182
(SOFR + 1.27%), 2.62%, 11/2/2032 (g)	235	190
General Motors Financial Co., Inc.
5.40%, 5/8/2027	185	185

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.75%, 2/8/2031	210	212
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (f)	200	198
		6,135
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc.
1.80%, 2/10/2031 (f)	190	153
2.50%, 2/10/2041 (f)	125	84
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (f)	450	449
3.44%, 5/13/2041 (f)	300	230
3.63%, 5/13/2051 (f)	335	248
5.62%, 2/12/2054 (f)	290	293
		1,457
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (f)	259	240
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	93
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	330
WP Carey, Inc. 2.40%, 2/1/2031	183	152
		482
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	185	160
3.50%, 6/1/2041	664	518
3.55%, 9/15/2055	398	278
Sprint Capital Corp. 6.88%, 11/15/2028	105	112
Verizon Communications, Inc. 2.65%, 11/20/2040	236	166
		1,234
Electric Utilities — 0.7%
Baltimore Gas and Electric Co. 5.40%, 6/1/2053	280	278
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	796
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	326
Duke Energy Corp. 6.10%, 9/15/2053	580	613
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	87
Duke Energy Progress LLC 2.90%, 8/15/2051	170	110
Edison International 5.75%, 6/15/2027	265	269
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	208
Entergy Arkansas LLC 2.65%, 6/15/2051	88	54
Entergy Louisiana LLC
4.00%, 3/15/2033	202	186
2.90%, 3/15/2051	80	51
5.70%, 3/15/2054	140	142
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	630	635

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (f)	282	282
Evergy, Inc. 2.90%, 9/15/2029	512	457
Fells Point Funding Trust 3.05%, 1/31/2027 (f)	560	525
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (f)	235	199
Fortis, Inc. (Canada) 3.06%, 10/4/2026	334	316
ITC Holdings Corp.
2.95%, 5/14/2030 (f)	156	137
5.40%, 6/1/2033 (f)	500	500
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (f)	236	231
Massachusetts Electric Co. 4.00%, 8/15/2046 (f)	118	92
MidAmerican Energy Co. 5.85%, 9/15/2054	120	128
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (f)	328	204
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	407
NRG Energy, Inc.
2.00%, 12/2/2025 (f)	115	108
2.45%, 12/2/2027 (f)	410	369
Pacific Gas and Electric Co.
3.45%, 7/1/2025	140	136
2.95%, 3/1/2026	831	793
6.40%, 6/15/2033	150	158
5.80%, 5/15/2034	400	404
3.75%, 8/15/2042 (i)	86	64
4.30%, 3/15/2045	90	71
6.75%, 1/15/2053	125	136
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	200	206
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	128
Series A-4, 5.21%, 12/1/2047	80	80
Series A-5, 5.10%, 6/1/2052	150	148
Public Service Co. of Oklahoma 5.25%, 1/15/2033	240	238
Public Service Electric and Gas Co. 5.45%, 3/1/2054	300	309
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	183	177
Series A-2, 5.11%, 12/15/2047	80	78
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	181	180
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	232	215
5.85%, 11/1/2027	289	297
Series C, 4.13%, 3/1/2048	152	123
5.88%, 12/1/2053	134	138
5.75%, 4/15/2054	505	512
Southern Co. (The) 5.70%, 3/15/2034	295	304
Tampa Electric Co. 4.90%, 3/1/2029	362	362
Union Electric Co.
5.20%, 4/1/2034 (e)	360	361
3.90%, 4/1/2052	198	157
		13,485

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	351
4.00%, 4/14/2032	1,000	924
		1,275
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	112
Global Payments, Inc.
3.20%, 8/15/2029	395	355
5.30%, 8/15/2029	71	71
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	120	119
Nationwide Building Society (United Kingdom) (3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (f) (g)	260	249
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	251	178
		1,084
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	159	137
Campbell Soup Co. 5.40%, 3/21/2034	230	232
J M Smucker Co. (The) 6.20%, 11/15/2033	100	107
JBS USA LUX SA 6.75%, 3/15/2034 (f)	270	284
Kellanova 5.25%, 3/1/2033	199	200
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	227
4.38%, 6/1/2046	137	116
Smithfield Foods, Inc. 3.00%, 10/15/2030 (f)	508	420
Tyson Foods, Inc. 5.70%, 3/15/2034	200	202
		1,925
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	159
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	238	195
Southern California Gas Co. 6.35%, 11/15/2052	150	165
		519
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	171
CSX Corp. 3.80%, 11/1/2046	241	192
ERAC USA Finance LLC
5.00%, 2/15/2029 (f)	410	411
5.20%, 10/30/2034 (f)	200	200
Norfolk Southern Corp. 3.05%, 5/15/2050	237	160
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (f)	250	257
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (f)	800	738
Union Pacific Corp. 3.55%, 8/15/2039	345	288
		2,417

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	73
DH Europe Finance II SARL 3.25%, 11/15/2039	123	99
		172
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	140	136
Banner Health 1.90%, 1/1/2031	323	266
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	195	138
Cencora, Inc. 5.13%, 2/15/2034	770	769
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	158
Cigna Group (The) 5.13%, 5/15/2031	600	601
CommonSpirit Health
1.55%, 10/1/2025	85	80
2.78%, 10/1/2030	195	169
3.91%, 10/1/2050	80	63
Elevance Health, Inc. 2.25%, 5/15/2030	488	417
HCA, Inc.
5.25%, 6/15/2026	1,104	1,101
5.50%, 6/15/2047	140	133
3.50%, 7/15/2051	125	86
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	126
MultiCare Health System 2.80%, 8/15/2050	149	91
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	36
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	120
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	151
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	119
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	245
		5,005
Health Care REITs — 0.1%
DOC DR LLC 2.63%, 11/1/2031	135	111
Healthcare Realty Holdings LP 2.00%, 3/15/2031	475	377
Healthpeak OP LLC 2.13%, 12/1/2028	334	294
Sabra Health Care LP 3.20%, 12/1/2031	215	179
		961
Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp.
4.90%, 2/15/2031	520	517
3.35%, 3/12/2050	251	179
		696
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	211	217
5.75%, 10/1/2041	210	209
Southern Power Co. 5.15%, 9/15/2041	260	243
		669

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	270	272
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	350	354
5.75%, 3/1/2054	300	308
Arthur J Gallagher & Co. 5.75%, 7/15/2054	450	451
Athene Global Funding 2.50%, 1/14/2025 (f)	141	137
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	150
Brown & Brown, Inc. 2.38%, 3/15/2031	488	404
CNA Financial Corp. 5.13%, 2/15/2034	510	496
Corebridge Global Funding 5.90%, 9/19/2028 (f)	180	184
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (f)	352	237
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (f)	300	297
High Street Funding Trust I 4.11%, 2/15/2028 (f)	150	141
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (f)	400	450
New York Life Insurance Co. 3.75%, 5/15/2050 (f)	510	392
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (f)	200	175
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (f)	70	58
3.30%, 5/15/2050 (f)	495	347
		4,581
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	245	259
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	196
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	250	253
3.11%, 2/15/2040	290	223
		476
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	125
3.50%, 3/1/2042	115	77
3.70%, 4/1/2051	532	329
Comcast Corp.
3.25%, 11/1/2039	431	338
2.80%, 1/15/2051	585	374
5.35%, 5/15/2053	745	739
Discovery Communications LLC 3.63%, 5/15/2030	210	188
		2,170
Metals & Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (f)	200	206
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (f)	398	338

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
5.63%, 4/4/2034 (e) (f)	230	231
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (f)	280	253
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	281
		1,309
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	155
Consumers Energy Co. 3.25%, 8/15/2046	117	88
DTE Energy Co. 5.10%, 3/1/2029	600	598
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	200
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	249
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	111
WEC Energy Group, Inc. 1.38%, 10/15/2027	266	234
		1,635
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	150	147
COPT Defense Properties LP 2.75%, 4/15/2031	295	244
		391
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	200
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	154
Cheniere Energy, Inc. 5.65%, 4/15/2034 (f)	160	161
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (f)	148	147
Coterra Energy, Inc. 3.90%, 5/15/2027	155	149
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	180	184
Energy Transfer LP
3.90%, 7/15/2026	404	392
4.40%, 3/15/2027	475	465
5.00%, 5/15/2044 (i)	565	500
Enterprise Products Operating LLC 4.45%, 2/15/2043	354	316
Exxon Mobil Corp. 3.00%, 8/16/2039	734	574
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (f)	195	158
4.32%, 12/30/2039 (f)	135	98
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (f)	233	187
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (f)	550	524
3.45%, 10/15/2027 (f)	334	314
HF Sinclair Corp. 5.88%, 4/1/2026	123	124
Kinder Morgan, Inc.
5.00%, 2/1/2029	229	228
7.80%, 8/1/2031	500	567
MPLX LP 4.50%, 4/15/2038	256	227
NGPL PipeCo LLC 3.25%, 7/15/2031 (f)	210	179
Northern Natural Gas Co. 5.63%, 2/1/2054 (f)	40	41

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Phillips 66 Co. 3.55%, 10/1/2026	245	237
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	374
		6,500
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	678	603
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	282
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC (United Kingdom) 5.00%, 2/26/2034	310	311
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	55	62
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	261
5.55%, 2/22/2054	165	170
5.65%, 2/22/2064	250	257
Eli Lilly & Co. 5.00%, 2/9/2054	540	537
Merck & Co., Inc.
2.35%, 6/24/2040	348	245
5.00%, 5/17/2053	35	34
5.15%, 5/17/2063	25	25
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	373
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	400	279
Zoetis, Inc. 5.60%, 11/16/2032	289	300
		2,854
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	177
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	100
UDR, Inc.
2.10%, 8/1/2032	482	378
1.90%, 3/15/2033	65	49
		527
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	160
2.50%, 8/16/2031	110	90
NNN REIT, Inc. 5.60%, 10/15/2033	100	101
Realty Income Corp. 1.80%, 3/15/2033	275	209
		560
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	236	171
Broadcom, Inc.
1.95%, 2/15/2028 (f)	529	472
3.19%, 11/15/2036 (f)	228	181

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Intel Corp.
5.63%, 2/10/2043	17	18
5.70%, 2/10/2053	190	196
KLA Corp. 3.30%, 3/1/2050	442	324
NXP BV (China) 3.25%, 5/11/2041	365	270
Texas Instruments, Inc. 5.05%, 5/18/2063	530	516
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (f)	370	300
4.63%, 7/22/2032 (f)	200	200
		2,648
Software — 0.1%
Intuit, Inc. 5.50%, 9/15/2053	70	73
Oracle Corp.
3.80%, 11/15/2037	799	670
5.55%, 2/6/2053	160	157
Roper Technologies, Inc. 1.75%, 2/15/2031	277	223
VMware LLC
1.40%, 8/15/2026	421	384
4.70%, 5/15/2030	415	404
		1,911
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	205	179
5.20%, 2/15/2029	380	380
1.88%, 10/15/2030	1,190	965
Crown Castle, Inc. 5.80%, 3/1/2034	120	123
CubeSmart LP 2.00%, 2/15/2031	570	458
Equinix, Inc. 2.90%, 11/18/2026	360	338
Extra Space Storage LP
5.90%, 1/15/2031	190	196
2.40%, 10/15/2031	305	251
		2,890
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	141
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	500	403
2.70%, 8/5/2051	295	195
Dell International LLC 6.20%, 7/15/2030	970	1,021
		1,619
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	304
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	429

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
4.39%, 8/15/2037	265	223
3.73%, 9/25/2040	398	295
		1,251
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 1.88%, 8/15/2026	479	442
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	555
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	250	221
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	560	503
4.55%, 3/15/2052	160	135
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	571
5.15%, 4/15/2034	147	146
		1,576
Total Corporate Bonds (Cost $141,055)		129,040
Asset-Backed Securities — 3.3%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (f)	251	230
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.27%, 12/18/2037 (d) (f)	11	11
Series 2021-FL4, Class AS, 6.54%, 12/18/2037 (d) (f)	575	565
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (f) (i)	696	675
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (f)	870	791
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	630	579
Series 2016-3, Class AA, 3.00%, 10/15/2028	440	400
Series 2021-1, Class B, 3.95%, 7/11/2030	809	744
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (f)	720	717
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (f)	530	514
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (f)	220	207
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (f)	810	758
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (f)	404	377
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (f)	340	306
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (f)	325	289
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (f)	18	18
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (f)	705	704
Series 2024-1A, Class A, 5.36%, 6/20/2030 (f)	545	548
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class D, 6.03%, 11/15/2029	560	560
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (f)	325	316
Series 2021-1A, Class A, 2.16%, 4/15/2036 (f)	436	408

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1A, Class B, 2.92%, 4/15/2036 (f)	697	646
Series 2022-1A, Class A, 4.46%, 6/15/2037 (f)	518	499
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (f)	271	247
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	445	414
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (f)	954	820
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (f)	141	139
Credit Acceptance Auto Loan Trust Series 2023-5A, Class B, 6.71%, 2/15/2034 (f)	560	567
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (f)	114	100
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (f)	525	481
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	600	540
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (f)	91	85
Series 2021-1A, Class C, 2.70%, 11/21/2033 (f)	221	210
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	330	330
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (f)	385	380
Series 2023-1A, Class C, 5.55%, 10/16/2028 (f)	760	757
Series 2023-2A, Class D, 6.62%, 2/15/2029 (f)	435	439
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (f)	250	230
Series 2021-A, Class C, 2.09%, 8/27/2035 (f)	105	97
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (f)	350	349
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	515	518
Series 2023-5A, Class C, 6.85%, 1/16/2029	440	452
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	544
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (f)	800	800
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (f)	285	277
Series 2021-1A, Class A, 1.27%, 3/15/2027 (f)	190	186
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (f)	584	587
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (f)	1,215	1,092
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (f)	410	394
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (f)	357	351
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (f)	745	659
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (f)	824	839
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (f)	195	195
GreatAmerica Leasing Receivables Series 2024-1, Class A4, 5.08%, 12/16/2030 (f)	515	513
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (f)	867	870
Series 2024-A, Class C, 6.32%, 3/15/2043 (f)	1,037	1,041
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (f)	1,125	1,023
Series 2021-3, Class D, 3.00%, 1/17/2041 (f)	659	574
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	320	327
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (f)	510	522
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (f)	217	211

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (f)	12	12
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (f)	1,145	1,054
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (f)	655	602
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (f)	93	86
Series 2024-1A, Class B, 5.51%, 2/20/2043 (f)	375	375
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (f)	154	154
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (f)	381	365
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (f)	316	298
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (f)	843	793
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (f)	76	75
Series 2021-2A, Class C, 2.53%, 5/21/2029 (f)	945	886
Series 2023-3A, Class B, 6.48%, 7/20/2029 (f)	485	489
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (f)	295	262
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (f)	1,103	1,103
Series 2021-B, Class A, 1.47%, 5/8/2031 (f)	2,235	2,120
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (f)	306	299
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (f)	920	812
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (f)	1,007	984
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (f) (i)	954	939
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (f) (i)	747	729
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (f)	564	529
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (f)	420	393
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (f)	855	823
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (f)	315	306
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (f)	2,393	2,207
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (f)	270	239
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (e) (f)	195	172
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (e) (f)	310	266
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (d) (f)	483	478
Series 2021-10, Class A1, 2.49%, 10/25/2026 (f) (i)	261	256
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (f)	515	515
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (f)	913	884
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (f)	311	307
Series 2021-A, Class A, 2.30%, 12/22/2031 (f)	1,697	1,622
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (f)	535	515
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (f)	775	789
Series 2023-1A, Class C, 6.77%, 8/22/2033 (f)	620	651
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (f)	1,150	1,154

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (f)	138	130
Series 2021-2A, Class B, 1.80%, 9/20/2038 (f)	151	142
Series 2024-1A, Class C, 5.94%, 1/20/2043 (f)	440	438
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (f)	465	465
Tricon Residential Trust Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (f)	395	383
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	146	140
Series 2019-2, Class B, 3.50%, 5/1/2028	365	338
Series 2016-1, Class A, 3.45%, 7/7/2028	460	417
Series 2018-1, Class A, 3.70%, 3/1/2030	500	447
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (f)	53	52
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (f) (i)	130	129
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (f) (i)	257	254
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (f) (i)	273	266
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (f) (i)	1,187	1,152
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (f) (i)	1,006	983
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (f) (i)	556	541
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (f) (i)	426	419
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (f) (i)	756	740
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (f) (i)	933	914
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (f)	247	237
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (f)	430	430
Series 2023-4A, Class C, 6.64%, 11/15/2028 (f)	375	382
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	785	780
Total Asset-Backed Securities (Cost $65,983)		63,744
Collateralized Mortgage Obligations — 1.0%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.02%, 7/25/2043 (d) (f)	655	678
CSMC Trust Series 2021-RPL1, Class A1, 4.04%, 9/27/2060 (d) (f)	839	811
FHLMC, REMIC
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,176	618
Series 5225, Class QL, 4.00%, 5/25/2052	825	669
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	368	379
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	171	171
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	308	296
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	654
Series 2020-54, Class MA, 1.50%, 8/25/2050	365	297
Series 2022-4, Class TA, 1.00%, 4/25/2051	820	641
Series 2022-46, Class GZ, 4.50%, 7/25/2052	736	627
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,242	2,035
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	725	729
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	547	558
Series 2022-93, Class JZ, 4.50%, 5/20/2052	477	340

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H11, Class FC, 5.99%, 5/20/2065 (d)	446	444
Series 2021-H14, Class YD, 7.68%, 6/20/2071 (d)	1,033	914
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (f) (i)	396	391
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	551	505
Series 2018-1, Class M60C, 3.50%, 5/25/2057	907	826
Series 2019-1, Class MT, 3.50%, 7/25/2058	321	284
Series 2019-1, Class M55D, 4.00%, 7/25/2058	494	459
Series 2019-2, Class M55D, 4.00%, 8/25/2058	895	828
Series 2019-3, Class M55D, 4.00%, 10/25/2058	785	726
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,144	1,023
Series 2020-3, Class TTW, 3.00%, 5/25/2060	1,036	943
Series 2022-1, Class MTU, 3.25%, 11/25/2061	320	275
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (f)	1,903	1,619
Total Collateralized Mortgage Obligations (Cost $20,414)		18,740
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (f)	670	622
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 7.12%, 7/25/2041 (d) (f)	856	812
Series 2021-MN1, Class M1, 7.32%, 1/25/2051 (d) (f)	152	149
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.64%, 7/25/2024 (d)	52,719	34
Series K-1511, Class A1, 3.28%, 10/25/2030	744	709
Series K754, Class AM, 4.94%, 11/25/2030 (d)	570	576
Series K-1510, Class A2, 3.72%, 1/25/2031	295	277
Series K-150, Class A2, 3.71%, 9/25/2032 (d)	815	760
FNMA ACES
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (d)	323	298
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (d)	555	448
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (d)	1,620	1,343
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (d)	780	767
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,215	2,045
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	48	47
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (d)	1,397	111
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (f)	595	532
Series 2015-K48, Class C, 3.65%, 8/25/2048 (d) (f)	50	48
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (f)	450	435
Series 2017-K728, Class C, 3.72%, 11/25/2050 (d) (f)	230	226
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.32%, 11/25/2053 (d) (f)	734	748
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (f)	885	732
Total Commercial Mortgage-Backed Securities (Cost $12,318)		11,719
Foreign Government Securities — 0.0% ^
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (f)	200	161
Republic of Peru 2.78%, 12/1/2060	162	94

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Mexican States
3.50%, 2/12/2034	727	606
6.34%, 5/4/2053	200	198
Total Foreign Government Securities (Cost $1,282)		1,059
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, 5.17%, 4/1/2041 (Cost $195)	195	198
	SHARES (000)
Short-Term Investments — 4.5%
Investment Companies — 4.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (k) (Cost $87,855)	87,855	87,855
Total Investments — 100.9% (Cost $1,742,966)		1,976,096
Liabilities in Excess of Other Assets — (0.9)%		(18,304)
NET ASSETS — 100.0%		1,957,792

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(h)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2024 is $418 or 0.02% of the Fund’s net assets as of March 31, 2024.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2024.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	58	06/28/2024	USD	6,204	15

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$63,744	$—	$63,744
Collateralized Mortgage Obligations	—	18,740	—	18,740
Commercial Mortgage-Backed Securities	—	11,719	—	11,719
Corporate Bonds	—	129,040	—	129,040
Exchange-Traded Funds	553,928	—	—	553,928
Foreign Government Securities	—	1,059	—	1,059
Investment Companies	828,831	—	—	828,831
Mortgage-Backed Securities	—	133,436	—	133,436
Municipal Bonds	—	198	—	198
U.S. Treasury Obligations	—	147,546	—	147,546
Short-Term Investments
Investment Companies	87,855	—	—	87,855
Total Investments in Securities	$1,470,614	$505,482	$—	$1,976,096
Appreciation in Other Financial Instruments
Futures Contracts	$15	$—	$—	$15
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$39,071	$1,327	$1,399	$15	$1,397	$40,411	801	$798	$—
JPMorgan BetaBuilders International Equity ETF (a)	248,867	5,229	54,736	6,255	14,044	219,659	3,653	4,448	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	18,741	—	2,137	134	767	17,505	198	477	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	206,261	15,015	141,992	(11,960)	10,764	78,088	1,702	4,687	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	63,130	1,485	11,632	1,185	8,623	62,791	679	664	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	54,177	2,983	27,867	(1,678)	6,338	33,953	540	702	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,882	22,206	2,830	(416)	609	23,451	508	246	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	181,315	17,085	2,951	(540)	494	195,403	27,253	6,078	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,848	26,130	—	—	708	31,686	5,102	416	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	39,020	5,427	4,773	(383)	1,257	40,548	2,556	1,161	—
JPMorgan Equity Index Fund Class R6 Shares (a)	445,301	23,361	76,508	7,324	67,667	467,145	5,927	4,990	—
JPMorgan High Yield Fund Class R6 Shares (a)	94,414	40,293	44,736	(4,062)	8,140	94,049	14,627	5,883	—

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$44,885	$32,147	$—	$—	$1,038	$78,070	1,666	$1,151	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	38,256	335,213	285,614	—	—	87,855	87,855	2,100	—
Total	$1,482,168	$527,901	$657,175	$(4,126)	$121,846	$1,470,614		$33,801	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.